Black-Scholes weighted-average assumptions used for options granted (Details)	12 Months Ended
Dec. 31, 2013
Risk free interest rate
Optionsgranted on July 1, 2012	0.0067
Optionsgranted on September 1, 2012	0.0080
Optionsgranted on October 1, 2012	0.0025
Optionsgranted on January 1, 2013	0.0076
Optionsgranted on Feb.13, 2013	0.0092
Optionsgranted on March 15, 2013	0.0084
Optionsgranted on June 25, 2013	0.0149
Optionsgranted on December 16, 2013	0.0155
Expected life (years)
Optionsgranted on July 1, 2012	6.5
Optionsgranted on September 1, 2012	6.5
Optionsgranted on October 1, 2012	5.75
Optionsgranted on January 1, 2013	6.5
Optionsgranted on Feb.13, 2013	6.5
Optionsgranted on March 15, 2013	6.5
Optionsgranted on June 25, 2013	6.5
Optionsgranted on December 16, 2013	6.5
Dividend yield
Optionsgranted on July 1, 2012	0
yield
Optionsgranted on July 1, 2012	1.5800
Optionsgranted on September 1, 2012	1.5300
Optionsgranted on October 1, 2012	1.4700
Optionsgranted on January 1, 2013	1.3800
Optionsgranted on Feb.13, 2013	1.3700
Optionsgranted on March 15, 2013	1.3200
Optionsgranted on June 25, 2013	1.2800
Optionsgranted on December 16, 2013	1.1900